Statement of Changes in Net Assets Available for Benefits - EBP 014	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Dividends and interest	$ 3,076,952
Net appreciation in fair value of investments	13,760,024
Total investment income	16,836,976
Interest income on notes receivable from participants	151,629
Contributions:
Participants	5,908,149
Company	1,847,070
Rollovers	206,302
Total contributions	7,961,521
Total additions	24,950,126
Deductions:
Benefits paid to participants	15,430,182
Administrative expenses	423,849
Total deductions	15,854,031
Net increase in net assets available for benefits	9,096,095
Net assets available for benefits:
Beginning of year	137,466,688
End of year	$ 146,562,783